Premises And Equipment, Net (Summary Of The Carrying Value Of Banking Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Premises And Equipment, Net [Abstract]
Land	$ 11,029	$ 9,337
Building and improvements	73,199	63,684
Furniture, fixtures and equipment	43,268	41,304
Premises and equipment, gross	127,496	114,325
Less accumulated depreciation	57,384	56,559
Premises and equipment, net	$ 70,112	$ 57,766